Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,488,486	2,386,345
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,584,780)			2,386,345

Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.090%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.4%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	525,754
07/01/2030	5.125%	1,050,000	1,105,308
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	5,891,050
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,694,559
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,549,896
Senior Series 2020C
05/15/2031	5.000%	1,880,000	2,305,621
05/15/2050	4.000%	4,000,000	4,378,902
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,329,805
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,314,432
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC(c)
Refunding Revenue Bonds
Series 2021A (BAM)
03/01/2032	5.000%	2,000,000	2,463,176
03/01/2033	5.000%	1,300,000	1,600,265
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,434,976
San Diego County Regional Airport Authority(c)
Revenue Bonds
Subordinated Series 2021B
07/01/2056	5.000%	5,000,000	5,926,876
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2021A
05/01/2035	5.000%	3,000,000	3,692,468
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,171,289
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,473,358
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,423,985
Total			54,281,720
Charter Schools 4.7%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,396,625
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,464,571
California Infrastructure & Economic Development Bank(d),(e)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	39,900,000	2,859,968
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	886,798
06/15/2049	5.000%	1,400,000	1,423,274
Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	1,600,000	1,763,720
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	1,006,937
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,308,980
07/01/2045	5.000%	1,705,000	1,861,927
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,550,770
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	979,626
06/01/2061	4.000%	2,890,000	2,747,050
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,649,576
Series 2018
08/01/2048	5.000%	1,750,000	1,986,211
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,072,043
Series 2015A
07/01/2045	5.000%	1,000,000	1,092,730
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,164,068
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,109,395
07/01/2046	6.375%	155,000	171,956
Santa Clarita Valley International School Project
Series 2021
06/01/2051	4.000%	750,000	771,582
06/01/2061	4.000%	1,175,000	1,196,693
Total			34,464,500
Disposal 1.3%
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	9,259,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 5.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,839,935
Series 2018-A
12/01/2044	5.000%	2,000,000	2,332,599
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,265,359
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,775,161
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,146,258
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	352,694
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,051,596
10/01/2042	5.000%	2,360,000	2,476,577
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,189,799
04/01/2041	5.000%	2,000,000	2,376,747
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,405,442
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	5,000,000	6,109,048
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,224,143
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,486,022
11/01/2043	5.875%	1,875,000	1,991,071

2	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2047	4.000%	2,000,000	2,254,268
Total			39,276,719
Hospital 13.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,512,041
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,136,014
11/01/2050	5.000%	2,000,000	2,405,465
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,949,463
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,014,811
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,639,470
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,733,803
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,663,002
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	2,000,000	2,169,122
02/01/2047	5.000%	2,000,000	2,302,107
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,459,389
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,515,729
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,558,839
03/01/2048	5.000%	5,000,000	5,883,044
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,351,554
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	813,992
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,129,223
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,121,361
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	548,312
08/01/2045	4.000%	1,000,000	1,022,104
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,943,482
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,640,658
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,537,072
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,263,784
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	596,390
07/01/2048	4.000%	500,000	545,523
Total			95,455,754
Human Service Provider 0.8%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,236,198
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,847,367
Total			6,083,565

Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.3%
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2029	5.000%	600,000	745,933
07/01/2031	5.000%	1,200,000	1,548,750
Total			2,294,683
Local Appropriation 1.3%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	575,000	577,257
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,699,230
12/01/2045	5.000%	4,000,000	4,938,846
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,137,817
Total			9,353,150
Local General Obligation 12.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,039,830
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,870,761
Series 2021B
08/01/2046	3.000%	3,175,000	3,300,603
08/01/2050	2.375%	3,000,000	2,675,962
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,197,757
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	359,037
08/01/2035	0.000%	660,000	456,306
08/01/2036	0.000%	1,000,000	665,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,213,242
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,208,052
08/01/2043	0.000%	7,250,000	3,825,199
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,811,266
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,277,739
08/01/2030	0.000%	1,000,000	732,857
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,679,381
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,138,199
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	3,039,049
El Monte Union High School District(e)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,349,886
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	2,191,146
08/01/2038	3.000%	5,615,000	5,997,772
Fresno Unified School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2045	4.000%	1,000,000	1,134,372
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	752,160
02/01/2045	0.000%	1,250,000	591,958

4	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	805,611
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,041,264
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,571,399
07/01/2044	4.000%	6,000,000	6,781,064
Unlimited General Obligation Refunding Bonds
Series 2021A
07/01/2032	4.000%	6,000,000	7,056,788
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,266,499
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,639,202
08/01/2033	0.000%	2,000,000	1,450,798
Mount San Antonio Community College District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	4,086,070
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	711,595
08/01/2034	0.000%	1,610,000	1,096,283
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,926,837
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,290,797
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,259,576
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,643,815
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	235,000	237,555
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	782,241
Total			90,155,648
Multi-Family 9.6%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,892,459
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	3,848,745
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,597,548
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,651,262	5,153,686
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	6,484,651	7,047,535
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,063,979
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,369,788
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,717,645
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,049,948

Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,636,590
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	4,000,000	3,622,272
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,000,000	3,662,844
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	2,000,000	1,809,792
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	2,096,721
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,693,064
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,592,023
12/01/2056	4.000%	1,000,000	838,632
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,966,539
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,723,124
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,746,274
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,735,036
Social Bonds - Millenium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,616,604
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,648,867
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,215,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	3,235,370
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,996,228
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,499,021
Total			70,076,194
Municipal Power 2.1%
City of Vernon Electric System(f)
Refunding Revenue Bonds
Series 2022A
08/01/2040	5.000%	365,000	439,683
08/01/2041	5.000%	420,000	505,541
Los Angeles Department of Water & Power
Revenue Bonds
Series 2021
07/01/2045	5.000%	1,250,000	1,560,965
07/01/2051	5.000%	1,500,000	1,854,880
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	4,250,000	4,377,500
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,477,426
01/01/2041	5.000%	3,130,000	3,853,090
Total			15,069,085
Other Bond Issue 0.9%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,158,105
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,865,746	4,190,253
Total			6,348,358
Ports 0.7%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,420,945

6	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 1.7%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	10,000,000	11,121,897
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,452,286
Total			12,574,183
Recreation 0.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,671,528
Refunded / Escrowed 6.8%
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,116,962
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,224,121
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	150,000	169,272
California State Public Works Board
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,051,503
California Statewide Communities Development Authority
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,091,983
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,441,155
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,164,862
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,564,652
09/01/2038	5.000%	625,000	641,163
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,125,264
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	220,000	231,068
City of Redding Electric System(i)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
NO INDEX + 0% 07/01/2022	12.269%	55,000	57,581
City of Vernon Electric System
Prerefunded 08/01/22 Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,021,819
Corona-Norco Unified School District
Prerefunded 09/01/23 Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,383,786
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,393,191
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	698,058
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,060,256
06/01/2047	5.250%	1,500,000	1,523,833
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,003,942
Oakland Unified School District/Alameda County
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,126,650

Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	451,307
08/01/2031	0.000%	1,000,000	713,941
Riverside County Transportation Commission
Prerefunded 06/01/23 Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,595,913
San Joaquin Hills Transportation Corridor Agency
Prerefunded 01/15/25 Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,569,025
Total			49,421,307
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 3.9%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,859,398
07/01/2044	5.000%	700,000	780,982
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,690,322
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	2,223,611
10/01/2049	4.000%	2,500,000	2,771,095
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,556,520
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	1,115,218
11/15/2056	5.000%	1,000,000	1,110,145
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,977,711
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,443,662
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,882,068
04/01/2047	5.000%	250,000	286,149
Series 2021
04/01/2046	3.000%	1,000,000	1,002,462
04/01/2051	3.000%	1,250,000	1,244,373
Revenue Bonds
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,277,630
Total			28,221,346
Sales Tax 3.0%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	4,892,194
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	22,400,000	7,272,707
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	6,000,000	6,669,158
San Francisco Bay Area Rapid Transit District
Revenue Bonds
Sales Tax
Series 2019A
07/01/2039	4.000%	1,250,000	1,395,753
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,828,232
Total			22,058,044

8	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
Puerto Rico Highway & Transportation Authority(g),(h)
Revenue Bonds
Series 2007M
07/01/2046	0.000%	555,000	333,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,780,000	1,668,000
Total			2,001,000
Special Property Tax 5.1%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,145,000	1,149,777
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	535,000	537,218
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,214,963
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,160,822
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,736,415
09/01/2036	5.000%	2,435,000	2,707,277
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	15,000	15,500
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	918,321
09/01/2051	4.000%	865,000	928,422
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	810,719
09/01/2044	5.000%	1,025,000	1,107,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,509,741
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,315,000	1,430,942
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	530,000	553,736
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,354,966
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	307,637
09/01/2040	4.000%	690,000	771,725
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,088,909
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,304,828
08/01/2040	5.750%	2,000,000	2,007,657
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,034,352
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,400,000	1,571,039
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,090,958

Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,262,726
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,211,758
10/01/2049	5.000%	1,000,000	1,205,983
Total			36,994,261
State Appropriated 2.0%
California State Public Works Board(f)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2035	5.000%	3,750,000	4,737,244
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,605,176
Series 2014B
10/01/2039	5.000%	1,000,000	1,093,378
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,875,000	2,096,070
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,248,558
Total			14,780,426
State General Obligation 7.1%
Commonwealth of Puerto Rico(g),(h)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	5,000,000	4,500,000
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,426,482
Series 2019
11/01/2029	5.000%	8,000,000	9,960,076
04/01/2045	3.250%	3,650,000	3,829,241
Various Purpose
Series 2020
03/01/2036	5.000%	1,000,000	1,236,654
03/01/2046	4.000%	1,000,000	1,121,651
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	11,904,264
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2028	5.000%	4,000,000	4,819,823
Series 2020
03/01/2035	5.000%	2,000,000	2,475,541
Series 2021
12/01/2028	5.000%	600,000	733,003
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,112,774
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
Total			52,121,517
Tobacco 2.8%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,395,669
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,383,313
Golden State Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	6,363,752
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	1,067,208
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	4,890,000	5,641,569
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,311,675
Total			20,163,186

10	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.6%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	2,914,000	3,213,744
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,233,526
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,841,390
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2046	4.000%	525,000	594,420
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,575,746
06/01/2033	0.000%	2,940,000	2,190,648
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,104,531
Total			18,754,005
Water & Sewer 3.0%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,558,232
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,245,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2021B
07/01/2046	5.000%	5,000,000	6,187,354
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	4,993,681
State of California Department of Water Resources
Revenue Bonds
Central Valley Project Water System
Series 2021
12/01/2035	4.000%	4,000,000	4,736,931
Total			21,721,471
Total Municipal Bonds (Cost $701,968,416)			718,077,060

Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	262,843	262,817
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(j)	8,469,118	8,469,118
Total Money Market Funds (Cost $8,731,951)		8,731,935
Total Investments in Securities (Cost: $713,385,147)		729,295,340
Other Assets & Liabilities, Net		822,670
Net Assets		730,118,010

At January 31, 2022, securities and/or cash totaling $544,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(363)	03/2022	USD	(46,452,656)	—	(117,651)
Columbia Strategic California Municipal Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $94,763,426, which represents 12.98% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $24,820,365, which represents 3.40% of total net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $10,933,400, which represents 1.50% of total net assets.
(i)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of January 31, 2022.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Strategic California Municipal Income Fund | First Quarter Report 2022

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